UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  6682 Los Arboledas
          Rancho Santa Fe, CA 92067

13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (858) 759-4196


Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg        Rancho Santa Fe, California     February 13, 2009
-------------------------  --------------------------------  -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:   $29,302
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1.        28-10801                       JLF Offshore Fund, Ltd.
2.        28-11901                       JLF Partners I, L.P.
   -----------------------             --------------------------


                                                    FORM 13F INFORMATION TABLE
                                                     JLF ASSET MANAGEMENT LLC
                                                               FORM 13F
                                                           December 31, 2008


COLUMN 1                        COLUMN  2   COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7       COLUMN 8

                                TITLE                    VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MANAGERS  SOLE     SHARED NONE
--------------                  --------    -----       --------  -------   --- ----  ----------      --------  ----     ------ ----
CHINA CABLECOM HOLDINGS LTD     SHS         G21176105     563       703,503 SH        SHARED-DEFINED  1,2         703,503
CHINA INFORMATION SEC TECH I    COM         16944F101   7,998     2,221,600 SH        SHARED-DEFINED  1,2       2,221,600
HLS SYSTEMS INTERNATIONAL LT    USD COM     G4604M106   6,421     2,293,172 SH        SHARED-DEFINED  1,2       2,293,172
MANITEX INTL INC                COM         563420108   2,650     2,598,437 SH        SHARED-DEFINED  1,2       2,598,437
PERFUMANIA HLDGS INC            COM NEW     71376C100   2,721       503,939 SH        SHARED-DEFINED  1,2         503,939
SINOENERGY CORPORATION          COM NEW     82935B202   7,358     2,675,480 SH        SHARED-DEFINED  1,2       2,675,480
TONGXIN INTERNATIONAL LTD       COM         G8918T103   1,591       828,836 SH        SHARED-DEFINED  1,2         828,836





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